                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21074

Exact Name of Registrant
(as specified in charter): Cohen & Steers Premium Income Realty Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD(a)
                                                 ---------   --------------   ------------
EQUITIES                               152.05%(b)
  COMMON STOCK                         128.16%
    DIVERSIFIED                         13.86%
         Capital Trust -- Class A..............     66,200   $    2,196,516       6.63%
         Colonial Properties Trust.............    514,400       19,758,104       7.03
         Crescent Real Estate Equities Co......    883,300       14,433,122       9.18
         iStar Financial.......................    336,800       13,869,424       7.12
         Vornado Realty Trust..................    606,300       41,998,401       4.39
                                                             --------------
                                                                 92,255,567
                                                             --------------
    HEALTH CARE                         15.83%
         Health Care Property Investors........  1,037,400       24,347,778       7.16
         Healthcare Realty Trust...............    191,500        6,978,260       7.14
         Health Care REIT......................    555,800       17,785,600       7.50
         LTC Properties........................    115,200        1,998,720       6.92
         Nationwide Health Properties..........  1,009,400       20,399,974       7.32
         Ventas................................  1,358,800       33,915,648       5.77
                                                             --------------
                                                                105,425,980
                                                             --------------
    HOTEL                                2.82%
         Hospitality Properties Trust..........    408,100       16,479,078       7.13
         Strategic Hotel Capital...............    157,900        2,321,130       5.99
                                                             --------------
                                                                 18,800,208
                                                             --------------
    INDUSTRIAL                           3.21%
         First Industrial Realty Trust.........    564,200       21,343,686       7.35
                                                             --------------
    MORTAGE                              4.65%
         Gramercy Capital Corp.(c).............    680,000       11,934,000       4.51
         Newcastle Investment Corp.............    643,237       19,039,815       8.45
                                                             --------------
                                                                 30,973,815
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on net assets applicable to common shares of the fund.
(c) This security is restricted and cannot be resold without prior registration under the Securities Act of 1933 unless pursuant to an exemption therefrom. The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    OFFICE                              42.06%
         Arden Realty..........................    937,400   $   31,730,990       5.97%
         BioMed Realty Trust...................     58,900        1,213,340       5.24
         Boston Properties.....................    233,600       14,069,728       4.32
         Brandywine Realty Trust...............  1,021,000       28,996,400       6.20
         CarrAmerica Realty Corp. .............    848,500       26,770,175       6.34
         Equity Office Properties Trust........  1,472,600       44,369,438       6.64
         HRPT Properties Trust.................    947,400       11,283,534       7.05
         Highwoods Properties..................    559,200       14,997,744       6.34
         Kilroy Realty Corp. ..................     82,000        3,354,620       4.99
         Mack-Cali Realty Corp. ...............    846,400       35,845,040       5.95
         Maguire Properties....................    507,800       12,126,264       6.70
         Prentiss Properties Trust.............    840,400       28,708,064       6.56
         Reckson Associates Realty Corp. ......    865,500       26,570,850       5.53
                                                             --------------
                                                                280,036,187
                                                             --------------
    OFFICE/INDUSTRIAL                    6.18%
         Liberty Property Trust................    836,800       32,677,040       6.25
         Mission West Properties...............    802,300        8,504,380       6.04
                                                             --------------
                                                                 41,181,420
                                                             --------------
    RESIDENTIAL                         19.15%
       APARTMENT                        18.43%
         AMLI Residential Properties Trust.....     65,000        1,780,350       7.01
         American Campus Communities...........    111,900        2,349,900       6.43
         Archstone-Smith Trust.................    976,500       33,308,415       5.04
         AvalonBay Communities.................    374,100       25,023,549       4.25
         Camden Property Trust.................    331,800       15,604,554       5.40
         Education Realty Trust(a).............    187,800        3,123,114         --
         GMH Communities Trust.................    408,000        4,777,680       7.77
         Gables Residential Trust..............    466,500       15,534,450       7.24
         Home Properties.......................    303,100       11,760,280       6.49
         Mid-America Apartment Communities.....    258,800        9,446,200       6.41
                                                             --------------
                                                                122,708,492
                                                             --------------

-------------------
(a) Nonincome producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
       MANUFACTURED HOME                 0.72%
         Affordable Residential Communities....    379,700   $    4,803,205       9.88%
                                                             --------------
         TOTAL RESIDENTIAL.....................                 127,511,697
                                                             --------------
    SELF STORAGE                         1.78%
         Extra Space Storage...................    268,600        3,626,100       6.74
         Sovran Self Storage...................     71,500        2,833,545       6.11
         U-Store-It Trust(a)...................    309,000        5,376,600         --
                                                             --------------
                                                                 11,836,245
                                                             --------------
    SHOPPING CENTER                     18.62%
       COMMUNITY CENTER                  6.58%
         Cedar Shopping Centers................    228,400        3,252,416       6.32
         Heritage Property Investment Trust....    385,800       11,450,544       7.08
         Inland Real Estate Corp...............     79,800        1,199,394       6.25
         Kramont Realty Trust..................    230,500        5,393,700       5.56
         New Plan Excel Realty Trust...........    189,400        4,755,834       6.57
         Ramco-Gershenson Properties Trust.....    652,600       17,718,090       6.45
                                                             --------------
                                                                 43,769,978
                                                             --------------
       REGIONAL MALL                    12.04%
         Glimcher Realty Trust.................    594,700       14,094,390       8.11
         Macerich Co...........................    609,800       32,490,144       4.88
         Mills Corp............................    635,000       33,591,500       4.74
                                                             --------------
                                                                 80,176,034
                                                             --------------
         TOTAL SHOPPING CENTER.................                 123,946,012
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $622,195,279)..........                 853,310,817
                                                             --------------

-------------------
(a) Nonincome producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
  PREFERRED STOCK                       23.89%
    DIVERSIFIED                          2.75%
         Colonial Properties Trust, 8.125%,
            Series D...........................    190,300   $    4,818,396       8.02%
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible)......      8,800          189,376       7.84
         Crescent Real Estate Equities Co.,
            9.50%, Series B....................    127,200        3,389,880       8.91
         Digital Realty Trust, 8.50%,
            Series A...........................     82,300        2,139,800       8.17
         Entertainment Properties Trust, 7.75%,
            Series B...........................    110,000        2,756,600       7.73
         iStar Financial, 7.875%, Series E.....     35,000          889,700       7.74
         iStar Financial, 7.80%, Series F......    100,000        2,585,000       7.54
         iStar Financial, 7.65%, Series G......     60,000        1,507,800       7.59
                                                             --------------
                                                                 18,276,552
                                                             --------------
    HEALTH CARE                          0.92%
         Health Care REIT, 7.625%, Series F....    182,900        4,572,500       7.62
         Omega Healthcare Investors, 8.375%,
            Series D...........................     60,000        1,560,000       8.05
                                                             --------------
                                                                  6,132,500
                                                             --------------
    HOTEL                                2.89%
         Equity Inns, 8.75%, Series B..........    180,000        4,631,400       8.52
         FelCor Lodging Trust, $1.95, Series A
            (Convertible)......................     26,500          655,610       7.88
         FelCor Lodging Trust, 9.00%,
            Series B...........................     25,100          645,070       8.84
         FelCor Lodging Trust, 8.00%,
            Series C...........................     81,800        1,922,300       8.31
         Host Marriott Corp., 10.00%,
            Series B...........................     69,100        1,735,792       9.92
         Host Marriott Corp., 10.00%,
            Series C...........................     99,200        2,538,528       9.77
         Host Marriott Corp., 8.875%,
            Series E...........................     40,000        1,078,000       8.23
         Host Marriott Financial Trust, 6.75%,
            QUIPS (Convertible)(a).............     17,300          966,638       6.05
         LaSalle Hotel Properties, 10.25%,
            Series A...........................     25,400          678,180       9.60
         Strategic Hotel Capital, 8.50%,
            Series A, 144A.....................    111,200        2,766,100       8.54
         Sunstone Hotel Investors, 8.00%,
            Series A...........................     66,000        1,646,700       8.00
                                                             --------------
                                                                 19,264,318
                                                             --------------
    INDUSTRIAL                           0.01%
         ProLogis, 8.54%, Series C.............        980           57,391       7.29
                                                             --------------

-------------------
(a) QUIPS Quarterly Income Preferred Securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    MORTGAGE                             0.45%
         Newcastle Investment Corp., 9.75%,
            Series B...........................    111,300   $    2,993,970       9.08%
                                                             --------------
    OFFICE                               4.24%
         Alexandria Real Estate Equities,
            9.10%, Series B....................      2,000           52,620       8.74
         Cousins Properties, 7.75%,
            Series A...........................     87,660        2,213,415       7.67
         Cousins Properties, 7.50%,
            Series B...........................    178,000        4,450,000       7.46
         HRPT Properties Trust, 8.75%,
            Series B...........................    400,000       10,692,000       8.18
         Highwoods Properties, 8.625%,
            Series A...........................      2,679        2,729,231       8.47
         Highwoods Properties, 8.00%,
            Series D...........................     57,500        1,437,500       8.00
         Kilroy Realty Corp., 7.50%,
            Series F...........................     52,300        1,297,040       7.56
         Maguire Properties, 7.625%,
            Series A...........................     90,500        2,248,925       7.67
         SL Green Realty Corp., 7.625%,
            Series C...........................    123,500        3,130,725       7.55
                                                             --------------
                                                                 28,251,456
                                                             --------------
    OFFICE/INDUSTRIAL                    0.07%
         PS Business Parks, 7.00%, Series H....     20,000          485,600       7.20
                                                             --------------
    RESIDENTIAL -- APARTMENT             2.70%
         Apartment Investment & Management Co.,
            9.375%, Series G...................      2,500           66,500       8.81
         Apartment Investment & Management Co.,
            7.875%, Series Y...................    146,000        3,613,500       7.95
         Apartment Investment & Management Co.,
            8.00%, Series V....................    185,400        4,625,730       8.02
         Apartment Investment & Management Co.,
            7.75%, Series U....................    120,000        2,942,400       7.90
         Apartment Investment & Management Co.,
            10.10%, Series Q...................      5,800          151,844       9.64
         Associated Estates Realty Corp.,
            8.70%, Series B....................     83,000        2,124,800       8.50
         Mid-America Apartment Communities,
            8.30%, Series H....................    120,800        3,104,560       8.07
         Post Properties, 8.50%, Series A......     12,000          696,000       7.33
         United Dominion Realty Trust, 8.60%,
            Series B...........................     25,000          656,000       8.19
                                                             --------------
                                                                 17,981,334
                                                             --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    SHOPPING CENTER                      9.56%
       COMMUNITY CENTER                  1.36%
         Cedar Shopping Centers, 8.875%,
            Series A...........................     40,000   $    1,050,000       8.45%
         Developers Diversified Realty Corp.,
            8.60%, Series F....................     23,200          609,928       8.18
         Federal Realty Investment Trust,
            8.50%, Series B....................     20,000          530,000       8.02
         Ramco-Gershenson Property Trust,
            9.50%, Series B....................    189,100        5,091,518       8.85
         Urstadt Biddle Properties, 8.50%,
            Series C...........................     16,000        1,760,000       7.73
                                                             --------------
                                                                  9,041,446
                                                             --------------
       FREE STANDING                     0.45%
         Commercial Net Lease Realty, 9.00%,
            Series A...........................    100,500        2,683,350       8.43
         Realty Income Corp., 7.375%,
            Series D...........................     13,300          346,332       7.08
                                                             --------------
                                                                  3,029,682
                                                             --------------
       REGIONAL MALL                     7.75%
         CBL & Associates Properties, 7.75%,
            Series C...........................    145,200        3,702,600       7.60
         CBL & Associates Properties, 7.375%,
            Series D...........................    270,000        6,674,400       7.46
         Glimcher Realty Trust, 8.75%,
            Series F...........................     40,000        1,040,000       8.41
         Glimcher Realty Trust, 8.125%,
            Series G...........................     80,000        2,008,000       8.09
         Mills Corp., 9.00%, Series B(a).......    714,100       18,852,240       8.56
         Mills Corp., 9.00%, Series C..........    140,000        3,662,400       8.60
         Mills Corp., 8.75%, Series E..........     80,000        2,089,600       8.37
         Pennsylvania Real Estate Investment
            Trust,
            11.00%, Series A...................     98,300        5,745,635       9.41
         Simon Property Group, 8.375%,
            Series J...........................     70,800        4,602,000       6.44
         Taubman Centers, 8.30%, Series A......     25,000          630,500       8.23
         Taubman Centers, 8.00%, Series G......    100,000        2,590,000       7.72
                                                             --------------
                                                                 51,597,375
                                                             --------------
         TOTAL SHOPPING CENTER.................                  63,668,503
                                                             --------------


-------------------
(a) 77,000 shares segregated as collateral for the interest rate swap transactions.

--------------------------------------------------------------------------------

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
         Name: Robert H. Steers
         Title: Chairman

         Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Steers                                By:  /s/ Martin Cohen
    --------------------------------                         ---------------------------------------
         Name: Robert H. Steers                                  Name: Martin Cohen
         Title: Chairman, Secretary and                          Title: President, Treasurer
                  and principal executive officer                         and principal financial officer

         Date: May 27, 2005
